3. Investment Securities Available-For-Sale (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment Securities Available-for-sale Details Narrative
Number of investment securities in a loss	34	52
Investment securities available-for-sale	$ 39,298	$ 40,077
Investment securities market value	39,325	39,889
Proceeds from sales of securities		$ 4,367